Trade Receivables - Summary of Trade Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trade Receivables [Abstract]
Trade receivables	$ 89,991	$ 68,606
Allowance for doubtful receivables	(3,182)	(3,500)	(3,104)	(3,603)
Total	$ 86,809	$ 65,106